Investment In Operating Leases, Net (Schedule Of Depreciation Expense On Operating Lease Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases, Operating [Abstract]
Depreciation Expense On Operating Lease Assets	$ 1,515	$ 1,158	$ 1,806
Gross Remarketing Gains (Losses)	(116)	(217)	(555)
Depreciation expense on operating lease assets	$ 1,399	$ 941	$ 1,251